Note 9 - Financial Instruments (Details Textual) - Interest Rate Swap [Member] - Eurobank [Member] $ in Millions	Apr. 16, 2020 USD ($)
Derivative, Number of Instruments Held, Total	1
Derivative, Notional Amount	$ 30
Derivative, Fixed Interest Rate	0.78%